FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Summary of Commodity Price Contracts (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($) $ / bbl bbl $ / bbl
Commodity price risk | Financial Crude Oil Contracts: | 2019
Disclosure of detailed information about hedging instruments [line items]
Nominal volume (in bbl/d) | bbl	5,000
Price per unit (in usd per bbl)	20.88
Cdn$1/bbl increase in future oil prices | Financial Crude Oil Contracts:
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic | $	$ (1.3)
Benchmark for sensitivity analysis	1
Cdn$1/bbl decrease in future oil prices | Financial Crude Oil Contracts:
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic | $	$ 1.3
Benchmark for sensitivity analysis	1
WTI less $17.95 | Commodity price risk | Physical Delivery Contracts | 2019
Disclosure of detailed information about hedging instruments [line items]
Nominal volume (in bbl/d) | bbl	2,500
WTI less $17.95 | Commodity price risk | Physical Delivery Contracts | 2019 | Maximum
Disclosure of detailed information about hedging instruments [line items]
Price per unit (in usd per bbl)	17.95
WTI less $23.60 - $26.35 | Commodity price risk | Physical Delivery Contracts | 2019
Disclosure of detailed information about hedging instruments [line items]
Nominal volume (in bbl/d) | bbl	2,500
WTI less $23.60 - $26.35 | Commodity price risk | Physical Delivery Contracts | 2019 | Maximum
Disclosure of detailed information about hedging instruments [line items]
Price per unit (in usd per bbl)	26.35
WTI less $23.60 - $26.35 | Commodity price risk | Physical Delivery Contracts | 2019 | Minimum
Disclosure of detailed information about hedging instruments [line items]
Price per unit (in usd per bbl)	23.60
WTI less $17.70 - $20.45 | Commodity price risk | Physical Delivery Contracts | 2019
Disclosure of detailed information about hedging instruments [line items]
Nominal volume (in bbl/d) | bbl	5,000
WTI less $17.70 - $20.45 | Commodity price risk | Physical Delivery Contracts | 2019 | Maximum
Disclosure of detailed information about hedging instruments [line items]
Price per unit (in usd per bbl)	20.45
WTI less $17.70 - $20.45 | Commodity price risk | Physical Delivery Contracts | 2019 | Minimum
Disclosure of detailed information about hedging instruments [line items]
Price per unit (in usd per bbl)	17.70
WTI less $20.40 - $23.40 | Commodity price risk | Physical Delivery Contracts | 2020
Disclosure of detailed information about hedging instruments [line items]
Nominal volume (in bbl/d) | bbl	2,500
WTI less $20.40 - $23.40 | Commodity price risk | Physical Delivery Contracts | 2020 | Maximum
Disclosure of detailed information about hedging instruments [line items]
Price per unit (in usd per bbl)	23.40
WTI less $20.40 - $23.40 | Commodity price risk | Physical Delivery Contracts | 2020 | Minimum
Disclosure of detailed information about hedging instruments [line items]
Price per unit (in usd per bbl)	20.40